TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

17.	TRADE AND OTHER PAYABLES

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Trade payables	7,994	2,327	7,860
Accrued voyage expenses	38,617	18,306	16,582
Accrued ship operating expenses	16,252	11,063	10,180
Accrued administrative expenses	9,359	3,773	7,293
Deferred charter revenue	—	3,124	5,687
Other	9,311	4,771	7,400
Total current trade and other payables	81,533	43,364	55,002

Other	2,053	992	3,739
Total other non-current payables	2,053	992	3,739